Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accruals and Other Liabilities
Summary of current and non-current portions of accruals and other liabilities

	As of December 31,
	2024	2025
	US$	US$
Salary and welfare payable	12,941	13,753
Cloud infrastructure and IT related services fee payables	5,901	8,313
Membership fee to be refunded (2)	2,927	3,748
Professional service fee payables	2,072	1,503
Sales return allowances	1,254	1,172
Advertising and promotion fee payables	835	1,055
Payment from depositary bank, current (1)	3,067	767
Tax payables	1,221	756
Product warranty	251	215
Others	1,788	1,979
Total accruals and other current liabilities	32,257	33,261

Other non-current liabilities
Payment from depositary bank, non-current (1)	767	—
Total accruals and other liabilities	33,024	33,261
(1)	The Company received reimbursement payment of US$13,053 and US$1,926 from a depositary bank in April 2021 and June 2022, respectively. The amount was recorded ratably as other non-operating income over a five-year and 46 months arrangement period, respectively. For the years ended December 31, 2023, 2024 and 2025, the Company recorded US$3,113, US$2,994 and US$3,067 in other non-operating incomes, net in the consolidated statements of comprehensive (loss)/income, respectively. In addition to above reimbursement, the Company received an additional reimbursement payment of US$1,186 and US$2,148 from depository bank for the transaction costs incurred and the amount was recorded in other non-operating incomes, net for the year ended December 31, 2024 and 2025, respectively.
(2)	Membership fee to be refunded presents the balances of refundable membership fee collected by the Group from its customers under the 2023 Membership Program (Note 2(r)).